SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event [Member] - $ / shares	13 Months Ended
	Mar. 31, 2026	Jan. 31, 2026
Subsequent Event [Line Items]
Discount on first year payment		50.00%
Officers [Member]
Subsequent Event [Line Items]
Options granted	40,000
Options exercise price	$ 8.82